Other Payables and Accruals (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure Of Other Payables And Accruals [Abstract]
Accrued payroll	$ 25,189	$ 21,892
Accrued expense	89,581	127,390
Other payables	11,649	10,960
Payable for Collaboration Assets	16,465	22,852
Other tax payables	1,767	1,015
Total	$ 144,651	$ 184,109